Annual Total Returns - FidelitySAILong-TermTreasuryBondIndexFund-PRO - FidelitySAILong-TermTreasuryBondIndexFund-PRO - Fidelity SAI Long-Term Treasury Bond Index Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 08, 2015
Fidelity SAI Long-Term Treasury Bond Index Fund
Bar Chart Table:
Annual Return 2016	1.23%
Annual Return 2017	9.04%
Annual Return 2018	(1.24%)
Annual Return 2019	14.35%
Annual Return 2020	18.34%
Annual Return 2021	(4.61%)
Annual Return 2022	(31.39%)
Annual Return 2023	2.69%